Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating Leases

9)    Operating Leases

The Company has commitments under operating leases for office and warehouse space used in its operations. The Company’s leases have remaining lease terms ranging from 0.7 years to 3.0 years.

On November 30, 2021, the Company entered into a sublease with respect to its entire headquarters facility. The sublessor delivered a $14,000 security deposit to the Company on the lease commencement date and also agreed to pay $7,000 per month for the term beginning January 10, 2022, and continuing until the expiration of the head lease on August 30, 2024. The Company accounts for this sublease as an operating lease in accordance with the lessor accounting guidance within ASC 842.

The components of lease expense consisted entirely of fixed lease costs related to operating leases. These costs were $179,246 and $179,246 for the years ended December 31, 2023, and 2022, respectively. Fixed lease costs for the year ended December 31, 2023, were offset by sublease income of $84,000.

Supplemental balance sheet information related to leases was as follows:

	As of December 31, 2023	As of December 31, 2022
Operating lease ROU asset:
Other assets	$226,259	$358,472

Operating lease liability:
Other current liabilities	$125,022	$142,340
Other long-term liabilities	137,655	262,677
Total operating lease liability	$262,677	$405,017

Supplemental lease term and discount rate information related to leases was as follows:

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms – operating leases	1.7 years	2.7 years
Weighted-average discount rate – operating leases	12.6%	12.6%

Supplemental cash flow information related to leases was as follows:

	For the Years Ended
	December 31,
	2023	2022
Operating cash flows from operating leases	$189,374	$187,739

Future minimum lease payments under non-cancelable leases as of December 31, 2023, were as follows:

Lease Liability Maturity Analysis	Operating Leases
2024	155,242
2025	81,107
2026	82,325
Total lease payments	318,674
Less: Imputed Interest	(55,997)
Total	$262,677

Future minimum sublease income under non-cancelable leases as of December 31, 2023, were as follows:

Sublease income	Operating Leases
2024	$56,000

Total	$56,000

As of December 31, 2023, and 2022, the Company had no operating leases that had not yet commenced.